TRADE ACCOUNTS RECEIVABLE - Summary of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 3,035,817	R$ 2,537,058
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	3,544,625	396,563
Gross | Domestic | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,027,034	853,684
Gross | Domestic | Receivables Investment Fund ("FIDC")
TRADE ACCOUNTS RECEIVABLE
Financial assets		22,299
Gross | Domestic | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	23,761	36,727
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,027,018	1,661,527
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 41,996	R$ 37,179